Pensions And Other Postemployment Benefits (Projected Benefit Payments From Plans) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Other Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 30
2014	30
2015	30
2016	29
2017	29
Years 2018 - 2022	128
United States Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	81
2014	80
2015	81
2016	83
2017	78
Years 2018 - 2022	413
Non-U.S. Plans [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	27
2014	24
2015	25
2016	24
2017	25
Years 2018 - 2022	$ 134